PENSION COSTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Pension contribution	$ 113,565	$ 62,865	$ 216,793	$ 190,251	$ 236,709	$ 280,402